united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/18

Item 1. Reports to Stockholders.

Main Sector Rotation ETF
(SECT)

Semi-Annual Report
November 30, 2018

1-866-383-9778
www.mainmgtetfs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Main Sector Rotation ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.mainmgtetfs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

MAIN SECTOR ROTATION ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the period ended November 30, 2018, as compared to its benchmark:

	Six Month	One Year	Since Inception (1)
Main Sector Rotation ETF - NAV	(3.00)%	1.80%	8.11%
Main Sector Rotation ETF - Market Price	(3.17)%	1.58%	7.75%
S&P 500 Total Return Index (2)	3.02%	6.27%	12.00%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.mainmgtetfs.com or by calling 1-866-383-9778. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2028, to insure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.65% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 0.78% per the September 28, 2018 Prospectus.

(1)	As of the close of business on the day of commencement of operations on September 5, 2017.

(2)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	98.0%
Collateral for Securities Loaned	13.5%
Liabilities In Excess of Other Assets	(11.5)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

MAIN SECTOR ROTATION ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.0%
	CONSUMER DISCRETIONARY - 8.7%
630,000	Consumer Staples Select Sector SPDR Fund	$35,443,800

	EMERGING MARKETS - 6.2%
510,000	iShares Core MSCI Emerging Markets ETF	25,229,700

	FINANCIAL - 25.0%
2,250,000	Financial Select Sector SPDR Fund	60,682,500
930,000	SPDR S&P Bank ETF	41,236,200
		101,918,700
	HEALTH CARE - 27.1%
720,000	Health Care Select Sector SPDR Fund *	69,026,400
180,000	iShares Nasdaq Biotechnology ETF *	19,638,000
270,000	SPDR S&P Biotech ETF *	22,045,500
		110,709,900
	INTERNATIONAL FUNDS - 4.1%
720,000.00	Xtrackers Harvest CSI 300 China A-Shares ETF	16,862,400

	MID CAP - 4.7%
180,000	Vanguard Mid-Cap Value ETF	19,353,600

	TECHNOLOGY - 22.2%
60,000	iShares North American Tech-Software ETF	11,139,000
1,170,000	Technology Select Sector SPDR Fund	79,489,800
		90,628,800

	TOTAL EXCHANGE TRADED FUNDS (Cost - $390,299,019)	400,146,900

	SHORT-TERM INVESTMENTS - 13.5%
	COLLATERAL FOR SECURITIES LOANED - 13.5%
9,527,687	Fidelity Institutional Government Fund - Institutional Class 2.11% (a)	9,527,687
45,725,754	Morgan Stanley Institutional Liquidity Fund - Institutional Class 2.30% (a)	45,725,754
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $55,253,441)	55,253,441

	TOTAL INVESTMENTS - 111.5% (Cost - $445,552,460)	$455,400,341
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.5)%	(46,967,516)
	NET ASSETS - 100.0%	$408,432,825

CSI - China Securities Index

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

*	All or a portion of this security is on loan. The market value of loaned securities is $54,139,508.

(a)	Security was purchased with cash received as collateral for securities on loan at November 30, 2018. Total collateral had a value of $54,139,508 at November 30, 2018.

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2018

ASSETS
Investment securities:
At cost	$445,552,460
At value	$455,400,341
Cash	8,485,655
Prepaid expenses and other assets	11,143
TOTAL ASSETS	463,897,139

LIABILITIES
Investment advisory fees payable	162,699
Securities lending collateral	55,253,441
Other accrued expenses and other liabilities	34,181
Payable to related parties	13,993
TOTAL LIABILITIES	55,464,314
NET ASSETS	$408,432,825

NET ASSETS CONSIST OF:
Paid in capital	$399,577,787
Accumulated earnings	8,855,038
NET ASSETS	$408,432,825

NET ASSET VALUE PER SHARE:
Net Assets	$408,432,825
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	15,000,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$27.23

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2018

INVESTMENT INCOME
Dividends	$2,634,200
Securities lending income	58,467
Interest	49,498
TOTAL INVESTMENT INCOME	2,742,165

EXPENSES
Investment advisory fees	942,619
Administrative services fees	97,521
Custodian fees	53,074
Professional fees	17,877
Compliance officer fees	14,065
Transfer agent fees	10,435
Printing and postage expenses	8,713
Trustees fees and expenses	7,521
Insurance expense	5,766
Other expenses	14,922
TOTAL EXPENSES	1,172,513

NET EXPENSES	1,172,513

NET INVESTMENT INCOME	1,569,652

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(6,404,630)
Net realized gain on in-kind redemptions	289,712
Net change in unrealized depreciation on investments	(9,051,087)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(15,166,005)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,596,353)

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2018	Period Ended
	(Unaudited)	May 31, 2018 (a)
FROM OPERATIONS:
Net investment income	$1,569,652	$1,054,750
Net realized gain (loss) from investments and in-kind redemptions	(6,114,918)	6,455,111
Net change in unrealized appreciation (depreciation) on investments	(9,051,087)	18,898,968
Net increase (decrease) in net assets resulting from operations	(13,596,353)	26,408,829

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,365,055)
Total distributions paid*	(1,800,675)	—
Net decrease in net assets resulting from distributions to shareholders	(1,800,675)	(1,365,055)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	100,428,967	311,950,652
Payments for shares redeemed	(5,220,115)	(8,373,425)
Net increase in net assets resulting from shares of beneficial interest	95,208,852	303,577,227

TOTAL INCREASE IN NET ASSETS	79,811,824	328,621,001

NET ASSETS
Beginning of Period	328,621,001	—
End of Period**	$408,432,825	$328,621,001

SHARE ACTIVITY
Shares Sold	3,550,000	11,950,000
Shares Redeemed	(200,000)	(300,000)
Net increase in shares of beneficial interest outstanding	3,350,000	11,650,000

(a)	The Main Sector Rotation ETF commenced operations on September 5, 2017.

*	Distributions from net investment income and net realized capital gains are combined for the six months ended November 30, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended May 31, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets- End of Period includes distributions in excess of net investment income of $0 as of May 31, 2018.

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended	For the
	November 30, 2018	Period Ended
	(Unaudited)	May 31, 2018 (1)

Net asset value, beginning of period	$28.21	$25.00

Income from investment operations:
Net investment income (2)	0.12	0.12
Net realized and unrealized gain (loss) on investments	(0.91)	3.25
Total from investment operations	(0.79)	3.37

Less distributions from:
Net investment income	(0.19)	(0.16)
Total distributions	(0.19)	(0.16)

Net asset value, end of period	$27.23	$28.21
Market price, end of period	$27.20	$28.30
Total return (3,4)	(3.00)%	13.52%
Net assets, at end of period (000s)	$408,433	$328,621
Ratio of expenses to average net assets (5,6)	0.62%	0.61%
Ratio of net investment income to average net assets (5,7)	0.83%	0.58%
Portfolio Turnover Rate (4,8)	19%	12%

(1)	The Main Sector Rotation ETF commenced operations on September 5, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2018

1.	ORGANIZATION

The Main Sector Rotation ETF Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to outperform the S&P 500 in rising markets while limiting losses during periods of decline. The Fund commenced operations on September 5, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (‘the Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

“significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2018 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$400,146,900	$—	$—	$400,146,900
Collateral for Securities Loaned	55,253,441	—	—	55,253,441
Total	$455,400,341	$—	$—	$455,400,341

There were no transfers between any level during the period ended November 30, 2018.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash – Cash is held with a financial institution. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $70,674,528 and $69,055,428 respectively.

For the six months ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $99,805,130 and $5,108,506 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management ETF Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended November 30, 2018, the Fund incurred $942,619 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least July 31, 2028, to insure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.65% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Adviser. During the six months ended November 30, 2018, the Advisor did not waive any fees pursuant to this agreement.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Fund shares for such distribution and shareholder service activities. As of November 30, 2018, the Plan has not been activated. For the six months ended November 30, 2018, the Fund did not incur any distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Gemini Fund Services, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – An affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, and fund accounting services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the chief compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expense in the Statement of Operations.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$445,554,607	$16,916,976	$(7,071,242)	$9,845,734

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following period was as follows:

Fiscal Period Ended
May 31, 2018
Ordinary Income	$1,365,055
Long-Term Capital Gain	—
Return of Capital	—
$1,365,055

As of May 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$5,355,245	$—	$—	$—	$—	$18,896,821	$24,252,066

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses, reclassification of Fund distributions and tax adjustments for realized gains (losses) on in-kind redemptions, resulted in reclassification for the period ended May 31, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$791,708	$310,305	$(1,102,013)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended November 30, 2018, the Fund received $7,200 in fixed fees and $5,791 in variable fees.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

* The maximum Transaction Fee may be up to 2.00% of the amount invested.

8.	SECURITIES LENDING

Under an agreement with the Securities Finance Trust Company (“SFTC”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the Fund shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by SFTC to the borrowers is remitted to SFTC as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At November 30, 2018, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Institutional Government Fund and the Morgan Stanley Institutional Liquidity Fund as shown in the Portfolio of Investments. The Fund receives compensation relating to the lending of the Fund’s securities.

The market values of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$54,139,508	$55,253,441	2.13%

MAIN SECTOR ROTATION ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets

Description of Liability Securities lending collateral	$55,253,441	$—	$55,253,441	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of November 30, 2018:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Fidelity Institutional Government Fund	$9,527,687	$—	$—	$—	$9,527,687
Morgan Stanley Institutional Liquidity Fund	45,725,754	—	—	—	45,725,754
Total	$55,253,441	$—	$—	$—	$55,253,441

The fair value of the securities loaned for the Fund totaled $54,139,508 at November 30, 2018. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $55,253,441 for the Fund at November 30, 2018. These amounts are offset by a liability recorded as “Securities lending collateral.”

9.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

MAIN SECTOR ROTATION ETF
EXPENSE EXAMPLE (Unaudited)
November 30, 2018

As a shareholder of the Fund you incur ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending	Annualized
	Beginning	Account	Expense	Expenses Paid
	Account Value	Value	Ratio	During Period
Actual	6/1/18	11/30/18		6/1/18-11/30/18*
Main Sector Rotation ETF	$1,000.00	$ 970.00	0.62%	$ 3.06
Hypothetical*
(5% return before expenses)	6/1/18	11/30/18		6/1/18-11/30/18*

Main Sector Rotation ETF	$1,000.00	$ 1,021.96	0.62%	$ 3.14

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

MAIN SECTOR ROTATION ETF
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2018

Approval of the Investment Advisor Agreement – Main Management ETF Advisor, LLC

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on April 27, 2017, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Main Management ETF Advisor, LLC (the “Adviser”), a newly formed subsidiary of Main Management, LLC (the “Parent Company”), and the Trust, with respect to Main Sector Rotation ETF (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Parent Company had approximately $850 million in assets under management. The Board acknowledged that the personnel who would manage the Fund have accrued experience managing exchange-traded funds (“ETFs”) and have managed a separately managed account (“SMA”) with a strategy similar to the strategy that will be offered through the Fund. The Trust’s Chief Compliance Officer noted that the Adviser was receptive to and implemented his suggestions regarding enhancements to the Adviser’s compliance program with respect to ETFs. The Board noted the Adviser reported no material compliance or litigation issues. They further noted the Adviser’s ability to devote considerable resources to the operation of the Fund. The Board concluded that the Adviser has the potential to deliver a quality of service in line with the Board’s expectations.

Performance. The Trustees noted that as a new adviser, the Adviser did not have any prior performance to provide. The Board instead reviewed performance information for the Parent Company’s SMA composite, which was managed in a substantially similar fashion to that of the proposed management of the Fund and by a portfolio management team comprised of the same managers. The Board acknowledged that the performance information reported for the SMA composite was indicative of the likely performance that would have been experienced had assets been invested under the Fund’s strategy for the same periods due to the substantial similarities between the Fund’s investment strategy and that of the SMA composite. The Board reviewed the performance of the SMA composite over the last one-year, three-year, five-year and since-inception periods, as compared to the Adviser’s selected benchmark and the Morningstar category. The Board noted that the performance of the SMA composite was in line with the performance of the Fund’s benchmark, the S&P 500 TR USD. The Board determined that the SMA composite’s performance had been generally strong and was likely a favorable indication of the Adviser’s potential to generate positive returns for shareholders.

Fees and Expenses. The Board noted that the Adviser proposed to charge a management fee of 0.50% of net daily assets. They further noted that the fee was lower than the 0.63% average fee charged by funds in the Adviser’s selected peer group, however the peer group consisted of mostly mutual funds. The proposed fee was slightly higher than the advisory fee charged by other ETFs, recognizing that certain of these ETFs are significantly larger in terms of assets. The Board also noted that the proposed management fee was lower than that which the Parent Company charged for the services it provided to its SMAs. They discussed the entrepreneurial risk assumed by the Adviser to launch the Fund. They also noted that the Fund provided shareholders access to a sector rotation strategy in an ETF format. After further discussion, the Board concluded that the advisory fee was reasonable.

MAIN SECTOR ROTATION ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2018

Profitability. The Board reviewed a profitability analysis provided by the Adviser and noted that the Adviser expected to realize a reasonable level of profit in connection with its relationship with the Fund during the first twelve months of operation. The Board concluded, after further discussion of the profitability analysis provided, that excessive profitability from the Adviser’s relationship with the Fund was not an issue at this time.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale during the initial period of the Advisory Agreement. They noted that the proposed fee schedule did not currently provide breakpoints, but that the Adviser indicated it was amenable to the discussion as the Fund’s assets experience significant growth. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3373 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3373.

ADVISER
Main Management ETF Advisors, LLC
601 California Street, Suite 620
San Francisco, California 94108

ADMINISTRATOR
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Ohmaha, Nebraska 68130

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/4/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/4/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/4/19